CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY (DEFICIT) AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Member Units Series A Preferred Units	Member Units Series B Preferred Units	Member Units Series C Preferred Units	Member Units Common Units	Member Units Appreciation and Participation Units	Common Stock	Additional Paid-in-Capital	Accumulated other comprehensive income (loss)	Retained Earnings (Accumulated Deficit)
Shares outstanding beginning of the period (in shares) at Dec. 31, 2012		21,050,000	15,665,000	9,053,000	18,692,000	20,484,000
Members' equity, beginning balance at Dec. 31, 2012	$ 12,147	$ (10,543)	$ (6,908)	$ 29,213	$ (2,986)	$ 3,413		$ 0	$ (42)	$ 0
Beginning of the period at Dec. 31, 2012									(42)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock/units (in shares)				1,433,000
Issuance of stock/units, net of issuance costs	7,145			$ 7,145
Issuance of units in connection with vesting of restricted appreciation and participation units						1,195,000
Equity-based compensation	3,370				$ 3,146	$ 224
Exercise of common unit options (in shares)					262,000
Exercise of common unit options	256				$ 256
Distribution to members	(61)	$ (59)	$ (2)	0
Net loss	(29,544)			$ (29,288)	$ (256)
Other comprehensive loss	(100)								(100)
Shares outstanding end of the period (in shares) at Dec. 31, 2013		21,050,000	15,665,000	10,486,000	18,954,000	21,679,000
Members' equity, ending balance at Dec. 31, 2013	(6,787)	$ (10,602)	$ (6,910)	$ 7,070	$ 160	$ 3,637		0	(142)	0
End of the period at Dec. 31, 2013									(142)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(41,154)
Other comprehensive loss	289
Shares outstanding end of the period (in shares) at Dec. 31, 2014							39,641,000
End of the period at Dec. 31, 2014	$ 55,819						$ 39	189,168	147	(133,535)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common unit options (in shares)	707,291						707,000
Exercise of common unit options	$ 2,244						$ 2	2,242
Distribution to members	(35)							(35)
Cost of offering	(4)							(4)
Stock-based compensation expense	11,000							11,000
Grant of restricted stock award							600,000
Net loss	(43,399)									(43,399)
Other comprehensive loss	94								94
Shares outstanding end of the period (in shares) at Dec. 31, 2015							40,948,000
End of the period at Dec. 31, 2015	$ 25,719						$ 41	$ 202,371	$ 241	$ (176,934)